Investments (Details 2)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Percentage of Investments at Fair Value	100.00%	100.00%
Industry Classification [Member]
Schedule of Investments [Line Items]
Percentage of Investments at Fair Value	100.00%	100.00%
Industry Classification [Member] | UNITED STATES
Schedule of Investments [Line Items]
Percentage of Investments at Fair Value	100.00%	100.00%